Miscellaneous Payables and Other Non-Current Liabilities - Summary of Impact Caused by Adoption of IFRS 15 (Detail) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Miscellaneous payables (non-current)
Payables to social security agencies	€ 275,000,000	€ 238,000,000	€ 238,000,000
Income tax payables	42,000,000	45,000,000	45,000,000
Other liabilities	0	16,000,000	0
Miscellaneous payables		299,000,000
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)	109,000,000	99,000,000
Other deferred revenue and income	595,000,000	638,000,000
Capital grants	357,000,000	391,000,000	391,000,000
Deferred income	0		988,000,000
Other non current liabilities	1,061,000,000	1,128,000,000	1,379,000,000
Miscellaneous payables and other non-current liabilities	€ 3,297,000,000	€ 1,427,000,000	1,678,000,000
IFRS 15 Reclassification [member]
Miscellaneous payables (non-current)
Payables to social security agencies			238,000,000
Income tax payables			45,000,000
Other liabilities			16,000,000
Miscellaneous payables			299,000,000
Other non current liabilities
Capital grants			391,000,000
Deferred income			988,000,000
Other non current liabilities			1,379,000,000
Miscellaneous payables and other non-current liabilities			1,678,000,000
IFRS 15 reclassifications [member]
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)			350,000,000
Other deferred revenue and income			638,000,000
Deferred income			(988,000,000)
IFRS 15 adjustments [member]
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)			(251,000,000)
Other non current liabilities			(251,000,000)
Miscellaneous payables and other non-current liabilities			€ (251,000,000)